Other Operating Income and Expenses - Additional Information (Detail) ₩ in Millions	12 Months Ended
Dec. 31, 2025 KRW (₩)
Analysis of income and expense [abstract]
Penalties	₩ 134,799
Cybersecurity Cost	₩ 211,998